Other provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of other provisions [line items]
Provision for silicosis settlement	R 820	R 854	R 892
Retirement benefit obligation	251	247	R 193
Total Other Provisions	1,071	1,101
Current Other Provisions	139	175
Non-current Other Provisions	932	926
Present value of defined benefit obligation
Disclosure of other provisions [line items]
Retirement benefit obligation	R 251	R 247